Related Party Disclosures - Additional Information (Detail)				12 Months Ended
	May 14, 2023 USD ($)	May 14, 2023 shares	Jan. 20, 2022	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Disclosures [Line Items]
Expense from share-based payment transactions with employees				$ 35,734,452	$ 4,703,254	$ 24,474,191
Number of share options granted in share-based payment arrangement	1.902	12,500	312,500	0	12,500	312,500
Trade and other payables				$ 3,016,988	$ 1,730,103
Travel expense				578,353	390,531	$ 2,704,879
Current prepaid expenses				1,494,483	236,329
Forbes and Manhattan Inc [Member]
Related Party Disclosures [Line Items]
Payment to contract for business and operational consulting services					579,996	579,996
Key management personnel of entity or parent [member]
Related Party Disclosures [Line Items]
Payment for executive bonus				750,000	2,000,000	0
Expense from share-based payment transactions with employees				26,455,495	875,755	16,764,919
Trade and other payables				45,706	17,088
Reimbursement expenses owing to director and officer				$ 26,121
Key management personnel of entity or parent [member] | Deferred Share Units [Member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement | shares				3,175,000
Number of share option vested in share based payment arrangement | shares				2,551,894
Number of share option non vested in share based payment arrangement | shares				623,106
Key management personnel of entity or parent [member] | Restricted share units [member]
Related Party Disclosures [Line Items]
Number of share options granted in share-based payment arrangement | shares				3,000,000
Number of share option vested in share based payment arrangement | shares				75,000
Number of share option non vested in share based payment arrangement | shares				2,925,000
Tali Flying LP [Member]
Related Party Disclosures [Line Items]
Trade and other payables				$ 0	0
Travel expense					47,028	$ 1,818,755
Current prepaid expenses				$ 113,893	$ 139,785